Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information:

1.       Basis of Presentation and General Information:

The consolidated financial statements as of and for the years ended December 31, 2016, 2017 and 2018, include the accounts of Star Bulk Carriers Corp. (“Star Bulk”) and its wholly owned subsidiaries as set forth below (collectively, the “Company”).

Star Bulk was incorporated on December 13, 2006 under the laws of the Marshall Islands and maintains offices in Athens, Oslo, New York, Limassol and Geneva. The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership and operation of dry bulk carrier vessels. Since December 3, 2007, Star Bulk shares trade on the NASDAQ Global Select Market under the ticker symbol “SBLK” (primary listing). Following, and in connection with, the Songa Vessel Purchase Transaction, as defined below, Star Bulk’s common shares also trade on the Oslo Stock Exchange (secondary listing) under the same ticker.

Effective June 20, 2016, the Company effected a 5-for-1 reverse split of its issued and outstanding common shares (the “2016 Reverse Split”) (Note 9). All share and per share amounts disclosed in the consolidated financial statements give effect to this reverse stock split retroactively, for all periods presented.

On June 28, 2018, the Company completed the acquisition of three newbuilding Newcastlemax dry bulk vessels (“OCC Vessels”), from Oceanbulk Container Carriers LLC (“OCC”), an entity affiliated with Oaktree Capital Management, L.P. (“Oaktree”) and with family members of the Company’s CEO, Mr. Petros Pappas, for an aggregate 3,304,735 of Company’s common shares (“OCC Vessel Purchase Transaction”) (Note 3 and 6).

On July 6, 2018 the Company completed the acquisition of 15 operating dry bulk vessels (the “Songa Vessels”) from Songa Bulk ASA (“Songa”) for an aggregate of 13,725,000 of the Company’s common shares (the “Songa Consideration Shares”) and $145.0 million in cash (collectively the “Songa Vessel Purchase Transaction”). The cash portion of the consideration was financed through proceeds from a five-year capital lease of $180.0 million with China Merchants Bank Leasing (Note 5). Following the closing of the Songa Vessel Purchase Transaction, Mr. Arne Blystad was appointed to the Company’s Board of Directors as a Class C Director, and Mr. Herman Billung joined the Company’s management team as Senior Vice President.

On August 3, 2018, the Company completed the acquisition of 16 operating dry bulk vessels (the “Augustea Vessels”) from entities affiliated with Augustea Atlantica SpA and York Capital Management in an all-share transaction for an aggregate of 10,277,335 of Company’s common shares (the “Augustea Vessel Purchase Transaction”). Following the completion of this transaction, Mr. Raffaele Zagari was appointed to the Company’s Board of Directors as a Class C Director. As part of this transaction, the Company also assumed debt of approximately $308.3 million (Note 8).

On August 27, 2018, the Company entered into a definitive purchase agreement with entities affiliated with E.R. Capital Holding GmbH & Cie. KG (“E.R.”), pursuant to which the Company approved the acquisition of three  operating dry bulk vessels (the “Step 1 Vessels”) in 2018 ( the “Step 1 Acquisition”) and received an option to acquire four additional operating dry bulk vessels (the “Step 2 Vessels”) and, together with the Step 1 Vessels, the “E.R. Vessels” in 2019 (the “Step 2 Acquisition”). The consideration for the Step 1 Vessels was approximately 1.34 million common shares of the Company (the “Step 1 Consideration Shares”) and $41.7 million in cash, subject to certain pre-delivery adjustments. The first of the Step 1 Vessels, Star Bright, was delivered to the Company in October 2018 in exchange for 291,300 common shares and $9.2 million cash. The remaining two of the Step 1 Vessels, Star Marianne and Star Janni were delivered to the Company in January 2019 in exchange for 999,336 common shares and $32.5 million cash. The cash portion of the consideration for the Step 1 Vessels was financed through proceeds from a new five-year term loan agreement for an amount of up to $115.0 million with ABN AMRO Bank N.V (Note 8).

E.R. granted the Company a separate call option to acquire each Step 2 Vessel at an exercise price of $28.85 million per Step 2 Vessel (the “Call Options”),  exercisable on April 1, 2019.

Concurrently, the Company granted E.R. a separate put option to acquire each Step 2 Vessel at an exercise price of $26.35 million per Step 2 Vessel (the “Put Options”) exercisable by E.R. from April 2, 2019 to April 4, 2019 (inclusive), if the Company does not exercise the Call Options. The aggregate exercise price of the Call and Put Options is payable at the Company’s option in either 2/3 cash and 1/3 common shares (the “Step 2 Consideration Shares”) or 100% cash. The number of Step 2 Consideration Shares to be issued to E.R. (if any) will be determined on the basis of the Company’s net asset value, which will be based on the average vessel valuations by independent vessel appraisers as of March 31, 2019 and will be subject to certain pre-delivery adjustments. This transaction is collectively referred to as “E.R. Vessel Purchase Transaction”.

The OCC Vessel Purchase Transaction, Songa Vessel Purchase Transaction, Augustea Vessel Purchase Transaction and E.R. Vessel Purchase Transaction are collectively herein defined as the “2018 Transactions.”

As of December 31, 2018, the Company owned a modern fleet of 107 dry bulk vessels consisting of Newcastlemax, Capesize, Mini Capesize, Post Panamax, Kamsarmax, Panamax, Ultramax and Supramax vessels with a carrying capacity between 52,055 deadweight tonnage (“dwt”) and 209,537 dwt, and a combined carrying capacity of 11.7 million dwt. Additionally, through its subsidiary, Star Logistics Management S.A. (or “Star Logistics”), which was formed in October 2017 and is based in Geneva, Switzerland, the Company charters-in a number of third-party vessels on a short- to medium- term basis (usually not exceeding one year) to increase its operating capacity in order to satisfy its clients’ needs.

Below is the list of the Company’s wholly owned subsidiaries as of December 31, 2018:

Subsidiaries owning vessels in operation at December 31, 2018:

				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
1	Sea Diamond Shipping LLC	Goliath	209.537	July 15, 2015	2015
2	Pearl Shiptrade LLC	Gargantua	209.529	April 2, 2015	2015
3	Star Ennea LLC	Star Poseidon	209.475	February 26, 2016	2016
4	Coral Cape Shipping LLC	Maharaj	209.472	July 15, 2015	2015
5	Star Castle II LLC	Star Leo (1)	207.939	May 14, 2018	2018
6	ABY Eleven Ltd	ABOY Laetitia (1)	207.896	August 3, 2018	2017
7	Domus Shipping LLC	Star Ariadne (1)	207.812	March 28, 2017	2017
8	Star Breezer LLC	Star Virgo (1)	207.810	March 1, 2017	2017
9	Star Seeker LLC	Star Libra (1)	207.765	June 6, 2016	2016
10	ABY Nine Ltd	ABOY Sienna (1)	207.721	August 3, 2018	2017
11	Clearwater Shipping LLC	Star Marisa (1)	207.709	March 11 2016	2016
12	ABY Ten Ltd	ABOY Karlie (1)	207.566	August 3, 2018	2016
13	Star Castle I LLC	Star Eleni (1)	207.555	January 3, 2018	2018
14	Festive Shipping LLC	Star Magnanimus (1)	207.490	March 26, 2018	2018
15	Cape Ocean Maritime LLC	Leviathan	182.511	September 19, 2014	2014
16	Cape Horizon Shipping LLC	Peloreus	182.496	July 22, 2014	2014
17	Star Nor I LLC	Star Claudine (1)	181.258	July 6, 2018	2011
18	Star Nor II LLC	Star Ophelia (1)	180.716	July 6, 2018	2010
19	Christine Shipco LLC	Star Martha	180.274	October 31, 2014	2010
20	Sandra Shipco LLC	Star Pauline	180.233	December 29, 2014	2008
21	Pacific Cape Shipping LLC	Pantagruel	180.181	July 11, 2014	2004
22	Star Borealis LLC	Star Borealis	179.678	September 9, 2011	2011
23	Star Polaris LLC	Star Polaris	179.546	November 14, 2011	2011
24	Star Nor III LLC	Star Lyra (1)	179.147	July 6, 2018	2009
25	Star Trident V LLC	Star Angie	177.931	October 29, 2014	2007
26	Sky Cape Shipping LLC	Big Fish	177.662	July 11, 2014	2004
27	Global Cape Shipping LLC	Kymopolia	176.990	July 11, 2014	2006
28	Star Trident XXV Ltd.	Star Triumph	176.343	December 8, 2017	2004
29	ABY Fourteen Ltd	ABY Scarlett	175.800	August 3, 2018	2014
30	ABY Fifteen Ltd	Star Audrey	175.125	August 3, 2018	2011
31	Sea Cape Shipping LLC	Big Bang	174.109	July 11, 2014	2007
32	Star Aurora LLC	Star Aurora (Note 5)	171.199	September 8, 2010	2000
33	ABY I LLC	Paola (tbr Star Paola)	115.259	August 3, 2018	2011
34	ABM One Ltd	ABML Eva (tbr Star Eva)	106.659	August 3, 2018	2012
35	Nautical Shipping LLC	Amami	98.681	July 11, 2014	2011
36	Majestic Shipping LLC	Madredeus	98.681	July 11, 2014	2011
37	Star Sirius LLC	Star Sirius	98.681	March 7, 2014	2011
38	Star Vega LLC	Star Vega	98.681	February 13, 2014	2011
39	ABY II LLC	Star Aphrodite	92.006	August 3, 2018	2011
40	Augustea Bulk Carrier Ltd	Star Piera	91.952	August 3, 2018	2010
41	Augustea Bulk Carrier Ltd	Star Despoina	91.945	August 3, 2018	2010
42	Star Nor IV LLC	Star Electra (1)	83.494	July 6, 2018	2011
43	Star Alta I LLC	Star Angelina	82.981	December 5, 2014	2006
44	Star Nor VI LLC	Star Luna (1)	82.687	July 6, 2018	2008
45	ABY Seven Ltd	ABY Jeannette (tbr Star Jeanette)	82.567	August 3, 2018	2014
46	Star Alta II LLC	Star Gwyneth	82.790	December 5, 2014	2006
47	Star Trident I LLC	Star Kamila	82.769	September 3, 2014	2005
48	Star Nor V LLC	Star Bianca (1)	82.672	July 6, 2018	2008
49	Grain Shipping LLC	Pendulum	82.619	July 11, 2014	2006
50	Star Trident XIX LLC	Star Maria	82.598	November 5, 2014	2007
51	Star Trident XII LLC	Star Markella	82.594	September 29, 2014	2007
52	Star Trident IX LLC	Star Danai	82.574	October 21, 2014	2006
53	Star Trident XI LLC	Star Georgia	82.298	October 14, 2014	2006
54	Star Trident VIII LLC	Star Sophia	82.269	October 31, 2014	2007
55	Star Trident XVI LLC	Star Mariella	82.266	September 19, 2014	2006
56	Star Trident XIV LLC	Star Moira	82.257	November 19, 2014	2006
57	Star Trident XVIII LLC	Star Nina	82.224	January 5, 2015	2006
58	Star Trident X LLC	Star Renee	82.221	December 18, 2014	2006
59	Star Trident II LLC	Star Nasia	82.220	August 29, 2014	2006
60	Star Trident XIII LLC	Star Laura	82.209	December 8, 2014	2006
61	Star Trident XV LLC	Star Jennifer	82.209	April 15, 2015	2006
62	Star Nor VIII LLC	Star Mona (1)	82.188	July 6, 2018	2012
63	Star Trident XVII LLC	Star Helena	82.187	December 29, 2014	2006
64	Star Nor VII LLC	Star Astrid (1)	82.158	July 6, 2018	2012
65	Waterfront Two Ltd	ABY Asia (tbr Star Alessia) (1)	81.944	August 3, 2018	2017
66	Star Nor IX LLC	Star Calypso (1)	81.918	July 6, 2018	2014
67	Star Gaia LLC	Star Charis	81.711	March 22, 2017	2013
68	Star Elpis LLC	Star Suzanna	81.711	May 15, 2017	2013
69	Mineral Shipping LLC	Mercurial Virgo	81.545	July 11, 2014	2013
70	Star Nor X LLC	Stardust (1)	81.502	July 6, 2018	2011
71	Star Nor XI LLC	Songa Sky (tbr Star Sky) (1)	81.466	July 6, 2018	2010
72	ABY III LLC	Star Lydia	81.187	August 3, 2018	2013
73	ABY IV LLC	Star Nicole	81.120	August 3, 2018	2013
74	ABY Three Ltd	ABY Virginia (tbr Star Virginia)	81.061	August 3, 2018	2015
75	Star Nor XII LLC	Star Genesis (1)	80.705	July 6, 2018	2010
76	Star Nor XIII LLC	Star Flame (1)	80.448	July 6, 2018	2011
77	Star Trident III LLC	Star Iris	76.466	September 8, 2014	2004
78	Star Trident XX LLC	Star Emily	76.417	September 16, 2014	2004
79	Orion Maritime LLC	Idee Fixe (1)	63.458	March 25, 2015	2015
80	Primavera Shipping LLC (ex- Spring Shipping LLC)	Roberta (1)	63.426	March 31, 2015	2015
81	Success Maritime LLC	Laura (1)	63.399	April 7, 2015	2015
82	Ultra Shipping LLC	Kaley (1)	63.283	June 26, 2015	2015
83	Blooming Navigation LLC	Kennadi	63.262	January 8, 2016	2016
84	Jasmine Shipping LLC	Mackenzie	63.226	March 2, 2016	2016
85	Star Uranus LLC	Star Anna	63.038	November 16, 2018	2015
86	Star Nor XV LLC	Star Wave (1)	61.491	July 6, 2018	2017
87	Star Challenger I LLC	Star Challenger	61.462	December 12, 2013	2012
88	Star Challenger II LLC	Star Fighter (1)	61.455	December 30, 2013	2013
89	Star Axe II LLC	Star Lutas	61.347	January 6, 2016	2016
90	Aurelia Shipping LLC	Honey Badger	61.320	February 27, 2015	2015
91	Rainbow Maritime LLC	Wolverine	61.292	February 27, 2015	2015
92	Star Axe I LLC	Star Antares	61.258	October 9, 2015	2015
93	Star Asia I LLC	Star Aquarius	60.916	July 22, 2015	2015
94	Star Asia II LLC	Star Pisces	60.916	August 7, 2015	2015
95	ABY Five Ltd	ABY Monica (tbr Star Monica)	60.935	August 3, 2018	2015
96	Star Nor XIV LLC	Songa Glory (tbr Star Glory) (1)	58.680	July 6, 2018	2012
97	Star Trident VII LLC	Diva	56.582	July 24, 2017	2011
98	Glory Supra Shipping LLC	Strange Attractor	55.742	July 11, 2014	2006
99	Star Regg III LLC	Star Bright	55.783	October 10, 2018	2010
100	Star Omicron LLC	Star Omicron	53.489	April 17, 2008	2005
101	Star Gamma LLC	Star Gamma	53.098	January 4, 2008	2002
102	Star Zeta LLC	Star Zeta	52.994	January 2, 2008	2003
103	Star Delta LLC	Star Delta (Note 5)	52.434	January 2, 2008	2000
104	Star Theta LLC	Star Theta	52.425	December 6, 2007	2003
105	Star Epsilon LLC	Star Epsilon	52.402	December 3, 2007	2001
106	Star Cosmo LLC	Star Cosmo	52.247	July 1, 2008	2005
107	Star Kappa LLC	Star Kappa (Note 5)	52.055	December 14, 2007	2001
		Total dwt	11.748.687

(1)	Subject to a bareboat charter with purchase obligation at the expiration of the bareboat charter term (Note 5)

Subsidiaries owning vessels under construction at December 31, 2018:

	Wholly Owned Subsidiaries	Newbuildings Name	Type	DWT	Expected Delivery
					Date
1	New Era I Shipping LLC	HN 1388 (tbn Katie K) (1)	Newcastlemax	208.000	Mar-19
2	New Era II Shipping LLC	HN 1389 (tbn Debbie H) (1)	Newcastlemax	208.000	Apr-19
3	New Era III Shipping LLC	HN 1390 (tbn Ocean Ayesha) (1)	Newcastlemax	208.000	Jun-19
		Total dwt		624.000

(1) Subject to a bareboat charter with purchase obligation at the expiration of the bareboat charter term (Note 6)

Second-hand vessels agreed to be acquired at December 31, 2018:

	Wholly Owned Subsidiaries	Vessel Name	Type	DWT	Year Built	Delivery
						Date
1	Star Regg II LLC	Star Janni (ex - ER Bradenburg) (Note 1 and 19)	Capesize	178.978	2010	7-Jan-19
2	Star Regg I LLC	Star Marianne (ex - ER Bourgogne) (Note 1 and 19)	Capesize	178.906	2010	14-Jan-19
				357.884

Non-vessel owning subsidiaries at December 31, 2018:

	Wholly Owned Subsidiaries
1	Star Bulk Management Inc.	30	Star Regina LLC
2	Starbulk S.A.	31	Star Logistics Management S.A.
3	Star Bulk Manning LLC	32	Gravity Shipping LLC
4	Star Bulk Shipmanagement Company (Cyprus) Limited	33	White Sand Shipping LLC
5	Optima Shipping Limited	34	Premier Voyage LLC
6	Star Omas LLC	35	L.A. Cape Shipping LLC
7	Star Synergy LLC	36	Cape Confidence Shipping LLC
8	Oceanbulk Shipping LLC	37	Cape Runner Shipping LLC
9	Oceanbulk Carriers LLC	38	Olympia Shiptrade LLC
10	International Holdings LLC	39	Victory Shipping LLC
11	Star Ventures LLC	40	Star Cape I LLC
12	Star Logistics LLC (ex Dry Ventures LLC)	41	Star Cape II LLC
13	Unity Holding LLC	42	Positive Shipping Company
14	Star Bulk (USA) LLC	43	OOCape1 Holdings LLC
15	Star Trident XXI LLC	44	Oday Marine LLC
16	Star Trident XXIV LLC	45	Searay Maritime LLC
17	Star Trident XXVII LLC	46	Lowlands Beilun Shipco LLC
18	Star Trident XXXI LLC	47	Star Trident VI LLC
19	Star Trident XXIX LLC	48	KMSRX Holdings LLC
20	Star Trident XXVIII LLC	49	Dioriga Shipping Co.
21	Star Trident XXVI LLC	50	Star Trident XXX LLC
22	Star Trident XXII LLC	51	Star Trident IV LLC
23	Star Trident XXIII LLC	52	Pacific Ventures Holdings LLC
24	Star Alpha LLC	53	Star Mare LLC
25	Star Bulk Norway AS	54	Star Regg IV LLC
26	Star New Era LLC	55	Star Regg V LLC
27	Star Thor LLC	56	Star Regg VI LLC
28	Star ABY LLC	57	Star Regg VII LLC
29	ABY Group Holding Ltd	58	Star Sege Ltd

Charterers who individually accounted for more than 10% of the Company’s voyage revenues during the years ended December 31, 2016, 2017 and 2018 are as follows:

Charterer	2016	2017	2018
A	N/A	N/A	15%
B	13%	14%	N/A

The outstanding accounts receivable balance as at December 31, 2018 of this charterer (A) was $1,367.